Leases - Schedule Of Supplemental BaIance Sheet information Related To Leases (Details) - Dec. 31, 2019	CNY (¥)	USD ($)
Operating leases
Operating lease right-of-use assets	¥ 69,241,754	$ 9,945,956
Operating lease liabilities, current	(38,210,188)	(5,488,550)
Operating lease liabilities, non-current	(26,651,446)	$ (3,828,241)
Total operating lease liabilities	¥ (64,861,634)
Weighted-average remaining lease term
Operating leases	2 years 2 months 12 days	2 years 2 months 12 days
Weighted-average discount rate
Operating leases	5.70%	5.70%